REVENUE AND SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
REVENUE AND SEGMENT REPORTING	REVENUE AND SEGMENT REPORTING
The following table presents the disaggregation of MedAvail's revenue:

	Year Ended December 31,
	2020	2019
Pharmacy and hardware sales:
Retail pharmacy revenue	7,728	3,227
Lease revenue	467	158
Hardware	2,401	—
Total pharmacy and hardware sales	10,596	3,385
Service sales:
Software integration	$3,168	$—
Software	44	208
Maintenance and support	58	93
Professional services and other	47	75
Installation	55	10
Total service sales	3,372	386
Total revenue	$13,968	$3,771
Operating segments are the individual operations that the CODM reviews for purposes of assessing performance and making resource allocation decisions. The CODM currently receives the monthly management report which includes information to assess performance. The pharmacy technology and retail pharmacy services operating segments both engage in different business activities from which they earn revenues and incur expenses. See Note 4 for additional discussion on revenue for the operating segments.
The Company has the following two reportable segments:
Retail Pharmacy Services Segment
Retail pharmacy services segment revenue consists of products sold directly to consumers at the point of sale. MedAvail recognizes retail pharmacy sales revenue, net of taxes and expected returns, at the time it sells merchandise or dispenses prescription drugs to the customer. The Company estimates revenue based on expected reimbursements from third-party payers (e.g., pharmacy benefit managers, insurance companies and governmental agencies) for dispensing prescription drugs. The estimates are based on all available information including historical experience and are updated to actual reimbursement amounts.
Pharmacy Technology Segment
The pharmacy technology segment consists of sales and leases of MedPlatform Systems to customers. These agreements include providing the MedCenter prescription dispensing kiosk, software, and maintenance services. Agreements can be for a predetermined period of time, or indefinite. This generally includes either an initial lump sum payment upon installation of the MedCenter with monthly payments for software and services following, or monthly payments for the MedCenter along with monthly payments for software and maintenance services for agreements classified as operating leases.
In September 2020, the Company and a significant customer agreed that MedAvail had no further obligation to the customer and therefore would have no additional deliverables related to the contract liability balance, of which $4.7 million was outstanding as of December 31, 2019. As such, the Company recognized $4.7 million of revenue related to this contract during 2020. The contract revenue recognized consisted of $1.5 million of hardware sales revenue and $3.2 million of software integration for contract obligations for software programming and hardware development that were in progress but not completed.
The following table presents revenue and costs of sales by segment:

	Retail Pharmacy Services	Pharmacy Technology	Total
Year Ended December 31, 2020
Sales:
Retail pharmacy revenue	$7,728	$—	$7,728
Software integration	—	3,168	3,168
Hardware	—	2,401	2,401
Lease revenue	—	467	467
Software	—	44	44
Maintenance and support	—	58	58
Professional services and other	—	47	47
Installation	—	55	55
Total sales	7,728	6,240	13,968
Cost of sales	7,744	1,061	8,805
Gross profit	$(16)	$5,179	$5,163
Year Ended December 31, 2019
Sales:
Retail pharmacy revenue	$3,227	$—	$3,227
Lease revenue	—	158	158
Software	—	208	208
Maintenance and support	—	93	93
Professional services	—	75	75
Installation	—	10	10
Total sales	3,227	544	3,771
Cost of sales	2,674	149	2,823
Gross profit	$553	$395	$948
For the year ended December 31, 2020, MedAvail had two customers that accounted for 10% or more of segment revenues.
The following table presents assets and liabilities by segment:

	Retail Pharmacy Services	Pharmacy Technology	Corporate	Total
December 31, 2020
Assets	$6,012	$5,547	$57,772	$69,331
Liabilities	$2,203	$3,422	$2,639	$8,264
December 31, 2019
Assets	$3,702	$9,104	$5,197	$18,003
Liabilities	$994	$7,174	$12,996	$21,164
The following table presents long-lived assets, which include property, plant, and equipment and right-of-use-assets as of December 31, 2020 and 2019 by geographic region, based on the physical location of the assets:

	Year Ended December 31,
	2020	2019
Long-lived assets:
United States	$4,533	$3,007
Canada	$501	$746
Total long-lived assets	$5,034	$3,753